OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$

Right-of-use assets	4,273	2,627

Operating lease liabilities - current	1,681	1,485
Operating lease liabilities - non-current	2,538	1,063
Total operating lease liabilities	4,219	2,548

Summary of maturity of operating lease liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

US$

2025	1,544
2026	1,088
Total	2,632
Less: imputed interest	(84)
Present value of lease liabilities	2,548